Derivatives - Summary of Fair Value of Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	$ 54,242	$ 48,894
Derivative financial liabilities	53,203	50,051
Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	46,761	43,181
Derivative financial liabilities	47,682	45,086
Trading Derivatives [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	13,650	12,436
Derivative financial liabilities	16,460	13,200
Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	38	24
Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	12,290	11,244
Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	1,322	1,168
Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	71	149
Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	15,068	11,952
Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	1,321	1,099
Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	27,038	28,457
Derivative financial liabilities	25,727	27,368
Trading Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	256	289
Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	818	713
Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	10,858	12,734
Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	15,106	14,721
Trading Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	286	302
Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	1,361	1,540
Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	9,649	12,613
Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	14,431	12,913
Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	10	16
Derivative financial liabilities	174	241
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	3
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	7	16
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	165	241
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	9
Trading Derivatives [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	6,063	2,272
Derivative financial liabilities	5,321	4,277
Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	3,649	748
Trading Derivatives [member] | Other contracts [member] | Commodity Derivatives [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	2,414	1,524
Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	3,328	2,942
Trading Derivatives [member] | Other contracts [member] | Commodity Derivatives [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	1,993	1,335
Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	7,481	5,713
Derivative financial liabilities	5,521	4,965
Non Trading Derivatives [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	4,310	2,380
Derivative financial liabilities	2,674	1,306
Non Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	2
Non Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	4,299	2,365
Non Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	9	15
Non Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	1	2
Non Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	2,671	1,303
Non Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	2	1
Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	2,580	2,193
Derivative financial liabilities	1,587	2,031
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	608	660
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	8	2
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	1,964	1,531
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	187	90
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	1	22
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	1,399	1,919
Non Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	9
Derivative financial liabilities	153	179
Non Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	9
Non Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	153	179
Non Trading Derivatives [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	582	1,140
Derivative financial liabilities	1,107	1,449
Non Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial assets	582	1,140
Non Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial liabilities	$ 1,107	$ 1,449